Selected Quarterly Financial Data - Unaudited (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012
Selected Quarterly Financial Information [Abstract]
Total net sales	$ 14,966	$ 14,804	$ 15,076	$ 13,344	$ 14,864	$ 13,620	$ 13,802	$ 12,040	$ 58,190	$ 54,326	$ 52,425
Gross Profit	4,115	4,048	4,171	3,703	3,864	3,953	3,787	3,308
Net income attributable to common shareowners	$ 1,325	$ 1,324	$ 1,318	$ 1,012	$ 1,199	$ 1,198	$ 1,110	$ 866	$ 4,979	$ 4,373	$ 3,829
Earnings Per Share of Common Stock:
Basic	$ 1.49	$ 1.49	$ 1.48	$ 1.13	$ 1.33	$ 1.32	$ 1.22	$ 0.95	$ 5.58	$ 4.82	$ 4.17
Diluted	$ 1.47	$ 1.47	$ 1.45	$ 1.11	$ 1.31	$ 1.30	$ 1.20	$ 0.93	$ 5.49	$ 4.74	$ 4.12
Common Stock Price - High	$ 80.36	$ 91.83	$ 90.67	$ 85.46	$ 79.70	$ 73.81	$ 77.09	$ 74.85
Common Stock Price - Low	$ 66.87	$ 67.12	$ 81.19	$ 77.05	$ 70.23	$ 63.62	$ 62.88	$ 65.01
Dividends Per Share of Common Stock	$ 0.480	$ 0.480	$ 0.480	$ 0.425	$ 0.425	$ 0.425	$ 0.425	$ 0.425	$ 1.865	$ 1.700	$ 1.540
Registered Shareholders Total												23,633